LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 7.1 years, some of which may include options to extend the leases for up to an additional 2.9 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased cars.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2020	2019

Operating lease ROU assets	$3,352	$3,492
Operating lease liabilities, current	$952	$919
Operating lease liabilities, long-term	$2,398	$2,515
Weighted average remaining lease term (in years)	2.41	2.92
Weighted average discount rate	3.18%	3.64%

b.	Future lease payments under operating leases as of December 31, 2020, are as follows:

December 31,
2021	$1,074
2022	692
2023	418
2024	354
2025	355
2026 and thereafter	875

Total future lease payments	$3,768
Less - imputed interest	(418)

Total lease liability balance	$3,350

c.
Operating lease expenses amounted to $1,264 and $1,095 for the years ended December 31, 2020 and 2019, respectively. Operating lease expenses with a term of twelve months or less amounted to $215 and $201 for the years ended December 31, 2020 and 2019, respectively.